Note 25 - Financial Instruments - Changes in Fair Value of DPP (Details) - Deferred Purchase Price on AR Facility [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance, January 1	$ 69,873
Additions to DPP	68,017	100,252
Collections on DPP	(51,994)	(28,100)
Fair value adjustment	(142)	(465)
Foreign exchange and other	2,203	(1,814)
Balance, December 31	$ 87,957	$ 69,873